LEASES - Supplemental balance sheet information related to financial lease (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
LEASES
Finance lease right of use assets - cost	$ 1,280,000	$ 1,280,000
Accumulated amortization	(384,000)	(256,000)
Finance lease right of use assets, net	$ 896,000	$ 1,024,000
Weighted average remaining lease term	42 months	48 months